iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .5%
AeroVironment, Inc.
(a)
...................... 26,538 $ 4,380,628
ATI, Inc.
(a)
.............................. 94,559 18,637,579
Axon Enterprise, Inc.
(a) (b)
.................... 53,847 30,187,167
Boeing Co. (The)
(a)
........................ 529,412 114,601,816
BWX Technologies, Inc. .................... 63,344 12,329,910
Carpenter Technology Corp. ................. 33,677 20,773,321
Curtiss-Wright Corp. ....................... 25,847 19,585,823
FTAI Aviation Ltd. ......................... 70,637 19,109,428
General Dynamics Corp. .................... 178,260 63,146,822
General Electric Co. ....................... 720,026 269,095,317
HEICO Corp. ........................... 29,651 10,561,390
HEICO Corp. , Class A ...................... 52,468 13,532,022
Hexcel Corp. ............................ 52,121 5,215,227
Honeywell Aerospace, Inc.
(a)
................. 220,201 48,682,037
Howmet Aerospace, Inc. .................... 277,252 74,541,973
Huntington Ingalls Industries, Inc. .............. 27,297 7,640,157
Karman Holdings, Inc.
(a) (b)
................... 47,637 2,378,039
Kratos Defense & Security Solutions, Inc.
(a)
....... 128,793 6,421,619
L3Harris Technologies, Inc. .................. 129,563 37,649,712
Leonardo DRS, Inc. ....................... 52,924 2,258,267
Loar Holdings, Inc.
(a) (b)
...................... 29,799 2,402,097
Lockheed Martin Corp. ..................... 141,470 72,073,306
Northrop Grumman Corp. ................... 93,050 47,391,295
Rocket Lab Corp.
(a) (b)
...................... 374,073 38,024,520
RTX Corp. ............................. 939,437 178,239,382
StandardAero, Inc.
(a) (b)
...................... 160,671 4,805,670
Textron, Inc. ............................ 120,413 11,045,484
TransDigm Group, Inc. ..................... 39,069 52,041,471
Woodward, Inc. .......................... 41,835 17,798,282
1,204,549,761
a
Air Freight & Logistics  —  0 .3%
CH Robinson Worldwide, Inc. ................ 82,702 15,576,094
Expeditors International of Washington, Inc. ....... 92,259 15,036,372
FedEx Corp. ............................ 152,469 47,742,618
GXO Logistics, Inc.
(a) (b)
..................... 81,581 4,136,157
United Parcel Service, Inc. , Class B ............ 520,556 55,959,770
138,451,011
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 147,400 9,047,412
BorgWarner, Inc. ......................... 142,665 9,472,956
Gentex Corp. ........................... 148,205 3,745,141
Lear Corp. ............................. 34,901 4,678,828
QuantumScape Corp. , Class A
(a) (b)
............. 348,827 2,637,132
29,581,469
a
Automobiles  —  2 .0%
Ford Motor Co. .......................... 2,722,063 37,836,675
General Motors Co. ....................... 627,949 48,402,309
Rivian Automotive, Inc. , Class A
(a) (b)
............. 585,685 10,161,635
Tesla, Inc.
(a)
............................. 2,036,192 856,422,355
Thor Industries, Inc. ....................... 36,442 2,738,981
955,561,955
a
Banks  —  3 .5%
Bank of America Corp. ..................... 4,610,506 262,706,632
Bank OZK ............................. 72,250 3,763,503
BOK Financial Corp. ....................... 13,152 1,826,550
Central BanCo, Inc. , Class A
(b)
................ 14,324 435,163
Citigroup, Inc. ........................... 1,186,554 166,070,098
Citizens Financial Group, Inc. ................ 294,230 20,616,696
Columbia Banking System, Inc. ............... 199,600 6,397,180
Security Shares Value
a
Banks (continued)
Commerce Bancshares, Inc. ................. 92,408 $ 5,336,562
Cullen/Frost Bankers, Inc. ................... 41,121 6,354,017
East West Bancorp, Inc. .................... 95,639 12,346,039
Fifth Third Bancorp ....................... 629,837 35,503,912
First Citizens BancShares, Inc. , Class A .......... 5,585 11,621,212
First Hawaiian, Inc. ....................... 89,109 2,610,894
First Horizon Corp. ........................ 328,686 8,427,509
FNB Corp. ............................. 241,916 4,615,757
Huntington Bancshares, Inc. ................. 1,410,165 25,002,225
JPMorgan Chase & Co. .................... 1,863,718 610,050,813
KeyCorp ............................... 649,947 14,981,278
M&T Bank Corp. ......................... 102,215 24,328,192
NU Holdings Ltd. , Class A
(a) (b)
................. 2,414,943 32,263,638
Pinnacle Financial Partners, Inc. ............... 102,277 10,317,704
PNC Financial Services Group, Inc. (The) ........ 279,687 68,864,533
Popular, Inc. ............................ 45,333 7,442,772
Prosperity Bancshares, Inc. .................. 63,975 4,672,094
Regions Financial Corp. .................... 594,664 17,958,853
SOUTHSTATE BANK CORP. ................. 67,515 6,744,748
TFS Financial Corp. ....................... 41,578 736,762
Truist Financial Corp. ...................... 868,123 43,249,888
U.S. Bancorp ........................... 1,083,890 65,466,956
Webster Financial Corp. .................... 112,270 8,579,673
Wells Fargo & Co. ........................ 2,133,520 176,314,093
Western Alliance Bancorp ................... 74,930 6,159,246
Wintrust Financial Corp. .................... 46,348 7,449,051
Zions Bancorp NA ........................ 102,109 7,064,922
1,686,279,165
a
Beverages  —  1 .0%
Brown-Forman Corp. , Class A ................ 34,541 945,042
Brown-Forman Corp. , Class B , NVS ............ 93,693 2,496,918
Celsius Holdings, Inc.
(a) (b)
.................... 114,959 3,365,999
Coca-Cola Co. (The) ...................... 2,709,939 220,236,743
Coca-Cola Consolidated, Inc. ................. 39,759 7,590,788
Constellation Brands, Inc. , Class A ............. 96,134 13,371,278
Keurig Dr Pepper, Inc. ..................... 902,465 29,537,679
Molson Coors Beverage Co. , Class B ........... 106,632 4,154,383
Monster Beverage Corp.
(a)
................... 491,280 47,221,834
PepsiCo, Inc. ........................... 950,594 128,710,428
Primo Brands Corp. , Class A ................. 169,445 4,141,236
461,772,328
a
Biotechnology  —  2 .0%
AbbVie, Inc. ............................ 1,234,089 310,546,156
Alnylam Pharmaceuticals, Inc.
(a)
............... 92,833 27,945,518
Amgen, Inc. ............................ 376,617 136,380,548
Arrowhead Pharmaceuticals, Inc.
(a)
............. 94,065 7,667,238
Ascendis Pharma A.S.
(a)
.................... 34,666 9,246,115
Biogen, Inc.
(a)
........................... 102,894 22,231,278
BioMarin Pharmaceutical, Inc.
(a)
............... 131,579 7,528,950
Bridgebio Pharma, Inc.
(a)
.................... 117,726 8,768,232
Caris Life Sciences, Inc.
(a) (b)
.................. 85,869 1,530,186
Exelixis, Inc.
(a)
........................... 173,612 9,446,229
Gilead Sciences, Inc. ...................... 867,190 109,560,785
Halozyme Therapeutics, Inc.
(a)
................ 81,496 6,378,692
Incyte Corp.
(a)
........................... 115,487 13,091,606
Insmed, Inc.
(a)
........................... 147,032 15,676,552
Ionis Pharmaceuticals, Inc.
(a)
................. 114,561 9,083,542
Madrigal Pharmaceuticals, Inc.
(a)
.............. 12,476 6,698,988
Moderna, Inc.
(a) (b)
......................... 253,595 17,759,258
Natera, Inc.
(a)
........................... 95,104 25,815,981
Neurocrine Biosciences, Inc.
(a)
................ 67,706 11,410,831
Regeneron Pharmaceuticals, Inc. .............. 70,388 43,889,733

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Biotechnology (continued)
Revolution Medicines, Inc.
(a)
.................. 133,236 $ 24,952,438
Roivant Sciences Ltd.
(a)
..................... 340,751 12,059,178
Summit Therapeutics, Inc.
(a) (b)
................. 81,665 1,189,859
United Therapeutics Corp.
(a)
.................. 28,842 15,627,461
Vertex Pharmaceuticals, Inc.
(a)
................ 177,069 87,955,484
Viking Therapeutics, Inc.
(a) (b)
.................. 73,756 2,877,222
945,318,060
a
Broadline Retail  —  3 .5%
Amazon.com, Inc.
(a)
....................... 6,761,668 1,611,575,951
Coupang, Inc. , Class A
(a)
.................... 867,708 15,072,088
Dillard's, Inc. , Class A
(b)
..................... 2,140 1,130,819
eBay, Inc. .............................. 309,507 34,587,407
Etsy, Inc.
(a)
............................. 64,568 4,863,907
Macy's, Inc. ............................ 189,394 4,460,229
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 42,015 3,230,113
1,674,920,514
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 80,866 5,071,916
AAON, Inc. ............................. 47,914 6,078,370
Advanced Drainage Systems, Inc. ............. 49,357 7,747,075
Allegion PLC ............................ 59,634 8,377,981
Armstrong World Industries, Inc. ............... 30,065 4,823,027
Builders FirstSource, Inc.
(a)
.................. 72,957 6,528,192
Carlisle Companies, Inc. .................... 27,916 10,126,529
Carrier Global Corp. ....................... 543,847 39,891,177
Fortune Brands Innovations, Inc. .............. 80,745 4,432,901
Hayward Holdings, Inc.
(a)
.................... 138,775 2,402,195
Johnson Controls International PLC ............ 426,358 62,295,167
Lennox International, Inc. ................... 22,302 12,777,931
Louisiana-Pacific Corp. ..................... 44,834 3,526,642
Masco Corp. ............................ 140,494 11,431,997
Modine Manufacturing Co.
(a)
................. 36,204 9,667,192
Owens Corning .......................... 55,497 8,821,803
Simpson Manufacturing Co., Inc. .............. 28,451 5,956,217
Trane Technologies PLC .................... 153,866 75,572,825
Trex Co., Inc.
(a)
.......................... 71,686 3,587,167
289,116,304
a
Capital Markets  —  2 .9%
Affiliated Managers Group, Inc. ............... 17,760 6,009,984
Ameriprise Financial, Inc. ................... 63,010 28,906,468
Ares Management Corp. , Class A .............. 137,060 15,256,149
Bank of New York Mellon Corp. (The) ........... 477,748 69,087,138
BlackRock, Inc.
(c)
......................... 106,349 102,260,944
Blackstone, Inc. .......................... 518,558 61,018,720
Blue Owl Capital, Inc. , Class A ................ 426,650 3,733,187
Brookfield Asset Management Ltd. , Class A ....... 267,472 11,996,119
Bullish
(a) (b)
.............................. 23,188 543,295
Carlyle Group, Inc. (The) .................... 182,959 7,704,403
Cboe Global Markets, Inc. ................... 73,399 17,811,735
Charles Schwab Corp. (The) ................. 1,138,328 105,033,525
CME Group, Inc. , Class A ................... 253,025 55,875,511
Coinbase Global, Inc. , Class A
(a)
............... 152,986 22,365,023
Evercore, Inc. , Class A ..................... 25,344 8,653,455
FactSet Research Systems, Inc.
(b)
............. 25,208 5,799,857
Franklin Resources, Inc. .................... 188,682 6,277,450
Freedom Holding Corp. N.V.
(a) (b)
............... 12,359 1,612,479
Galaxy Digital, Inc. , Class A
(a)
................. 130,132 3,557,809
Goldman Sachs Group, Inc. (The) ............. 201,085 203,371,336
Hamilton Lane, Inc. , Class A ................. 28,256 2,227,420
Houlihan Lokey, Inc. , Class A ................. 38,027 5,100,561
Interactive Brokers Group, Inc. , Class A .......... 300,499 26,155,433
Intercontinental Exchange, Inc. ............... 391,398 48,185,008
Security Shares Value
a
Capital Markets (continued)
Invesco Ltd. ............................ 248,920 $ 6,568,999
Jefferies Financial Group, Inc. ................ 107,120 5,353,858
KKR & Co., Inc. .......................... 477,513 43,826,143
Lazard, Inc. , Class A ....................... 64,577 2,708,359
LPL Financial Holdings, Inc. .................. 56,176 15,823,656
MarketAxess Holdings, Inc. .................. 24,575 2,789,017
Moody's Corp. ........................... 104,555 47,355,051
Morgan Stanley .......................... 780,575 163,171,398
Morningstar, Inc. ......................... 13,549 2,113,915
MSCI, Inc. , Class A ....................... 48,988 27,435,240
Nasdaq, Inc. ............................ 311,269 24,534,223
Northern Trust Corp. ....................... 127,903 22,234,657
Raymond James Financial, Inc. ............... 123,086 18,712,765
Robinhood Markets, Inc. , Class A
(a)
............. 535,959 53,745,969
S&P Global, Inc. ......................... 205,896 83,853,205
SEI Investments Co. ....................... 71,489 6,270,300
State Street Corp. ........................ 186,304 31,597,158
Stifel Financial Corp. ...................... 104,442 7,286,918
T Rowe Price Group, Inc. ................... 146,678 16,675,822
TPG, Inc. , Class A ........................ 101,113 4,100,132
Tradeweb Markets, Inc. , Class A ............... 82,060 8,178,100
Virtu Financial, Inc. , Class A .................. 59,162 3,524,280
XP, Inc. , Class A ......................... 286,019 4,650,669
1,421,052,843
a
Chemicals  —  1 .0%
Air Products and Chemicals, Inc. .............. 152,516 44,714,641
Albemarle Corp. ......................... 82,150 11,092,714
Axalta Coating Systems Ltd.
(a)
................ 152,464 5,217,318
Celanese Corp. , Class A .................... 76,180 3,504,280
CF Industries Holdings, Inc. .................. 106,718 11,553,291
Corteva, Inc. ............................ 468,058 39,639,832
Dow, Inc. .............................. 499,675 13,671,108
DuPont de Nemours, Inc. ................... 95,164 12,908,045
Eastman Chemical Co. ..................... 80,324 5,380,102
Ecolab, Inc. ............................ 172,745 48,128,484
Element Solutions, Inc. ..................... 158,813 7,583,321
International Flavors & Fragrances, Inc. .......... 179,471 14,217,693
Linde PLC ............................. 321,152 166,658,619
LyondellBasell Industries N.V. , Class A .......... 178,321 9,388,601
Mosaic Co. (The) ......................... 224,259 4,752,048
NewMarket Corp. ......................... 4,118 3,258,326
Olin Corp. .............................. 80,544 1,596,382
PPG Industries, Inc. ....................... 155,352 18,842,644
RPM International, Inc. ..................... 88,610 9,849,001
Scotts Miracle-Gro Co. (The) ................. 30,860 2,101,875
Sherwin-Williams Co. (The) .................. 161,310 55,542,259
Solstice Advanced Materials, Inc. .............. 111,588 9,886,697
Westlake Corp. .......................... 22,839 1,667,247
501,154,528
a
Commercial Services & Supplies  —  0 .4%
Cintas Corp. ............................ 237,476 40,389,918
Clean Harbors, Inc.
(a)
...................... 35,193 10,513,909
Copart, Inc.
(a)
........................... 619,010 17,449,892
GFL Environmental, Inc. .................... 181,095 6,662,485
MSA Safety, Inc. ......................... 25,103 4,382,482
RB Global, Inc. .......................... 129,265 15,052,909
Republic Services, Inc. , Class A ............... 138,570 29,526,496
Rollins, Inc. ............................. 210,733 8,795,995
Tetra Tech, Inc. .......................... 184,847 5,340,230
Veralto Corp. ............................ 170,947 15,159,580
Waste Management, Inc. .................... 259,212 57,773,170
211,047,066
a

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Communications Equipment  —  1 .3%
Applied Optoelectronics, Inc.
(a) (b)
............... 53,726 $ 7,960,044
Arista Networks, Inc.
(a)
..................... 727,903 123,656,162
Ciena Corp.
(a)
........................... 98,011 48,080,276
Cisco Systems, Inc. ....................... 2,753,914 323,474,738
F5, Inc.
(a) (b)
............................. 39,755 16,536,490
Lumentum Holdings, Inc.
(a)
.................. 49,471 42,449,086
Motorola Solutions, Inc. .................... 115,544 47,984,268
Ubiquiti, Inc.
(b)
........................... 2,956 1,578,593
Viavi Solutions, Inc.
(a)
...................... 161,039 7,689,612
619,409,269
a
Construction & Engineering  —  0 .5%
AECOM ............................... 89,327 6,235,025
API Group Corp.
(a)
........................ 265,539 11,245,577
Comfort Systems USA, Inc. .................. 24,277 48,115,800
Dycom Industries, Inc.
(a)
.................... 20,675 10,453,073
EMCOR Group, Inc. ....................... 30,791 25,552,835
Everus Construction Group, Inc.
(a)
.............. 36,314 6,026,308
IES Holdings, Inc.
(a)
....................... 6,054 4,447,632
MasTec, Inc.
(a)
........................... 43,390 18,052,843
Primoris Services Corp. .................... 37,408 3,707,881
Quanta Services, Inc. ...................... 104,039 74,912,242
Solv Energy, Inc. , Class A
(a)
.................. 26,940 917,307
Sterling Infrastructure, Inc.
(a)
................. 20,926 17,564,447
Valmont Industries, Inc. ..................... 13,181 7,613,346
WillScot Holdings Corp. .................... 122,671 3,540,285
238,384,601
a
Construction Materials  —  0 .2%
CRH PLC .............................. 465,599 49,819,093
Eagle Materials, Inc. ....................... 21,909 4,929,525
James Hardie Industries PLC
(a) (b)
.............. 105,918 2,772,933
Martin Marietta Materials, Inc.
(b)
............... 41,586 23,982,646
Vulcan Materials Co. ...................... 90,282 26,634,093
108,138,290
a
Consumer Finance  —  0 .6%
Ally Financial, Inc. ........................ 194,128 8,920,182
American Express Co. ..................... 369,769 125,074,364
Capital One Financial Corp. .................. 434,539 87,177,214
Credit Acceptance Corp.
(a) (b)
.................. 2,660 1,693,729
Figure Technology Solutions, Inc. , Class A
(a) (b)
...... 98,500 3,024,935
OneMain Holdings, Inc. , Class A ............... 81,471 4,967,287
SLM Corp. ............................. 131,027 3,398,840
SoFi Technologies, Inc.
(a) (b)
.................. 879,095 15,762,173
Synchrony Financial ....................... 233,907 17,788,627
267,807,351
a
Consumer Staples Distribution & Retail  —  1 .7%
Albertsons Companies, Inc. , Class A ............ 230,585 3,119,815
BJ's Wholesale Club Holdings, Inc.
(a)
............ 89,883 7,839,595
Casey's General Stores, Inc. ................. 25,943 20,619,237
Costco Wholesale Corp. .................... 309,339 289,377,354
Dollar General Corp. ...................... 154,527 17,787,603
Dollar Tree, Inc.
(a) (b)
....................... 129,031 15,606,300
Kroger Co. (The) ......................... 388,165 21,554,802
Maplebear, Inc.
(a) (b)
........................ 106,654 5,050,067
Performance Food Group Co.
(a)
............... 104,757 11,710,785
Sprouts Farmers Market, Inc.
(a)
................ 65,174 5,512,417
Sysco Corp. ............................ 333,099 27,840,414
Target Corp. ............................ 316,116 41,287,911
U.S. Foods Holding Corp.
(a)
.................. 152,690 15,612,553
Walmart, Inc. ............................ 3,059,564 346,526,219
829,445,072
a
Security Shares Value
a
Containers & Packaging  —  0 .2%
Amcor PLC ............................. 318,219 $ 13,794,794
AptarGroup, Inc. ......................... 44,120 5,523,824
Avery Dennison Corp. ...................... 54,410 8,833,463
Ball Corp. .............................. 185,315 11,563,656
Crown Holdings, Inc. ...................... 77,618 8,679,245
Graphic Packaging Holding Co. ............... 208,411 2,202,904
International Paper Co. ..................... 368,442 14,037,640
Packaging Corp. of America ................. 60,408 14,394,018
Silgan Holdings, Inc. ....................... 60,268 2,795,833
Smurfit Westrock PLC ..................... 364,012 16,839,195
Sonoco Products Co. ...................... 70,436 3,969,069
102,633,641
a
Distributors  —  0 .0%
Genuine Parts Co. ........................ 96,780 11,418,104
LKQ Corp. ............................. 183,538 4,832,556
Pool Corp. ............................. 23,142 4,973,216
21,223,876
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 357,817 2,325,811
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 36,286 2,571,952
Duolingo, Inc. , Class A
(a)
.................... 26,460 3,043,429
Grand Canyon Education, Inc.
(a)
............... 19,448 2,783,203
H&R Block, Inc. .......................... 92,767 3,532,567
Liberty Live Holdings, Inc. , Class A
(a)
............ 13,531 1,370,149
Liberty Live Holdings, Inc. , Class C , NVS
(a)
........ 32,338 3,416,186
Service Corp. International .................. 93,376 7,092,841
26,136,138
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 153,119 10,948,009
a
Diversified Telecommunication Services  —  0 .8%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 178,269 15,840,983
AT&T, Inc. .............................. 4,718,217 97,667,092
Comcast Corp. , Class A .................... 2,469,015 60,614,318
Globalstar, Inc.
(a)
......................... 35,873 2,916,116
Iridium Communications, Inc. ................. 66,363 3,640,011
Liberty Global Ltd. , Class A
(a)
................. 115,815 1,316,817
Liberty Global Ltd. , Class C , NVS
(a)
............. 98,030 1,078,330
Space Exploration Technologies Corp. , Class A
(a) (b)
.. 368,477 62,957,980
Verizon Communications, Inc. ................ 2,915,986 123,462,847
369,494,494
a
Electric Utilities  —  1 .4%
Alliant Energy Corp.
(b)
...................... 180,251 13,751,349
American Electric Power Co., Inc. .............. 379,695 51,946,073
Constellation Energy Corp. .................. 223,354 55,474,433
Duke Energy Corp. ....................... 542,608 68,683,321
Edison International ....................... 267,148 19,889,169
Entergy Corp. ........................... 318,857 36,623,915
Evergy, Inc. ............................. 161,292 13,940,468
Eversource Energy ....................... 264,535 19,117,944
Exelon Corp. ............................ 712,426 33,213,300
FirstEnergy Corp. ........................ 388,639 18,475,898
IDACORP, Inc. .......................... 37,380 5,655,594
NextEra Energy, Inc. ...................... 1,456,772 127,860,878
NRG Energy, Inc. ......................... 141,680 20,693,781
OGE Energy Corp. ........................ 143,200 6,968,112
Oklo, Inc. , Class A
(a) (b)
...................... 97,882 5,122,165
PG&E Corp. ............................ 1,527,945 25,700,035
Pinnacle West Capital Corp. ................. 83,401 8,923,907
PPL Corp. ............................. 524,823 19,077,316
Southern Co. (The) ....................... 785,969 75,225,093

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electric Utilities (continued)
Xcel Energy, Inc. ......................... 434,835 $ 34,917,250
661,260,001
a
Electrical Equipment  —  1 .5%
Acuity, Inc. ............................. 21,648 8,153,936
AMETEK, Inc. ........................... 159,299 38,540,800
Bloom Energy Corp. , Class A
(a)
................ 186,929 56,583,408
Eaton Corp. PLC ......................... 270,633 115,322,134
Emerson Electric Co. ...................... 391,288 56,012,877
Forgent Power Solutions, Inc. , Class A
(a)
......... 88,968 4,969,753
GE Vernova, Inc. ......................... 187,646 220,457,780
Generac Holdings, Inc.
(a)
.................... 40,437 11,840,358
Hubbell, Inc. , Class B ...................... 36,880 19,295,616
Nextpower, Inc. , Class A
(a)
................... 103,064 12,279,045
nVent Electric PLC ........................ 111,812 18,964,433
Powell Industries, Inc. ...................... 20,107 5,757,841
Regal Rexnord Corp. ...................... 46,463 11,067,022
Rockwell Automation, Inc. ................... 78,243 38,736,544
Sensata Technologies Holding PLC ............ 99,115 4,731,750
Vertiv Holdings Co. , Class A ................. 267,403 89,531,872
Vicor Corp.
(a)
............................ 17,165 6,518,924
X-Energy, Inc. , Class A
(a) (b)
................... 29,361 539,068
719,303,161
a
Electronic Equipment, Instruments & Components  —  1 .2%
Advanced Energy Industries, Inc. .............. 26,283 9,800,142
Amphenol Corp. , Class A ................... 854,204 150,613,249
Arrow Electronics, Inc.
(a)
.................... 35,437 7,562,610
Avnet, Inc. ............................. 56,699 5,036,005
CDW Corp. ............................. 88,963 12,511,756
Cognex Corp. ........................... 116,183 8,413,973
Coherent Corp.
(a)
......................... 123,603 48,757,676
Corning, Inc. ............................ 551,163 140,783,565
Fabrinet
(a)
.............................. 24,930 14,012,654
Flex Ltd.
(a)
.............................. 255,039 41,334,171
Ingram Micro Holding Corp. .................. 30,613 839,715
IPG Photonics Corp.
(a) (b)
.................... 17,382 2,039,256
Jabil, Inc. .............................. 73,033 28,152,761
Keysight Technologies, Inc.
(a)
................. 118,939 41,636,976
Littelfuse, Inc. ........................... 16,848 7,671,400
Ralliant Corp. ........................... 79,903 5,883,258
Sanmina Corp.
(a)
......................... 35,334 8,942,329
TD SYNNEX Corp. ........................ 53,454 14,290,392
Teledyne Technologies, Inc.
(a)
................. 32,054 21,376,813
TTM Technologies, Inc.
(a)
.................... 70,957 13,270,378
Vontier Corp. ............................ 103,159 2,991,611
Zebra Technologies Corp. , Class A
(a)
............ 33,404 8,793,937
594,714,627
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 691,443 38,375,086
Halliburton Co. .......................... 580,202 19,697,858
NOV, Inc. .............................. 247,803 4,596,746
SLB Ltd. ............................... 1,041,306 48,410,316
TechnipFMC PLC ........................ 275,123 18,240,655
Weatherford International PLC ................ 50,649 4,127,893
133,448,554
a
Entertainment  —  1 .2%
Electronic Arts, Inc. ....................... 174,402 35,759,386
Liberty Media Corp.-Liberty Formula One , Series A
(a) (b)
17,483 1,530,462
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 151,405 14,404,672
Live Nation Entertainment, Inc.
(a)
.............. 111,487 20,414,385
Madison Square Garden Sports Corp.
(a)
.......... 11,243 4,517,887
Security Shares Value
a
Entertainment (continued)
Netflix, Inc.
(a)
............................ 2,925,512 $ 208,881,557
ROBLOX Corp. , Class A
(a)
................... 442,637 24,070,600
Roku, Inc. , Class A
(a)
...................... 89,412 12,351,374
Spotify Technology SA
(a)
.................... 109,996 50,502,463
Take-Two Interactive Software, Inc.
(a)
............ 128,761 32,187,675
TKO Group Holdings, Inc. , Class A ............. 43,095 8,675,454
Walt Disney Co. (The) ..................... 1,235,654 118,931,697
Warner Bros Discovery, Inc.
(a)
................ 1,675,562 44,670,483
576,898,095
a
Financial Services  —  3 .2%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 191,274 15,598,395
Apollo Global Management, Inc. ............... 294,697 34,865,602
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,298,051 649,531,740
Block, Inc. , Class A
(a)
...................... 362,618 27,558,968
Chime Financial, Inc. , Class A
(a)
............... 180,893 3,704,689
Corebridge Financial, Inc. ................... 171,411 4,907,497
Corpay, Inc.
(a)
........................... 44,402 14,797,854
Equitable Holdings, Inc. .................... 196,711 8,631,679
Euronet Worldwide, Inc.
(a)
................... 27,324 1,999,843
Fidelity National Information Services, Inc. ........ 365,005 14,191,394
Fiserv, Inc.
(a)
............................ 369,330 18,115,636
Global Payments, Inc. ..................... 160,200 11,624,112
Jack Henry & Associates, Inc. ................ 51,662 7,115,924
Mastercard, Inc. , Class A .................... 563,103 289,209,701
MGIC Investment Corp. .................... 144,612 4,078,058
PayPal Holdings, Inc. ...................... 623,826 26,936,807
Rocket Companies, Inc. , Class A
(a)
............. 659,769 10,391,362
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 39,041 1,898,954
Toast, Inc. , Class A
(a)
...................... 321,296 8,938,455
UWM Holdings Corp. ...................... 122,889 281,416
Visa, Inc. , Class A ........................ 1,150,925 394,870,858
Voya Financial, Inc. ....................... 64,241 5,815,738
Western Union Co. (The) ................... 194,133 1,494,824
WEX, Inc.
(a)
............................. 25,262 3,564,216
1,560,123,722
a
Food Products  —  0 .4%
Archer-Daniels-Midland Co. .................. 335,807 25,655,655
Bunge Global SA ......................... 93,188 9,945,955
Campbell's Company (The) .................. 136,694 3,044,175
Conagra Brands, Inc. ...................... 334,562 4,503,205
Darling Ingredients, Inc.
(a)
................... 110,791 6,051,404
Freshpet, Inc.
(a)
.......................... 32,654 1,930,505
General Mills, Inc. ........................ 374,458 13,031,138
Hershey Co. (The) ........................ 102,172 17,926,077
Hormel Foods Corp. ....................... 204,716 5,081,051
Ingredion, Inc. ........................... 44,659 4,229,654
J M Smucker Co. (The) ..................... 71,957 8,095,163
JBS N.V. , Class A ........................ 227,140 2,691,609
Kraft Heinz Co. (The) ...................... 597,178 14,105,344
Lamb Weston Holdings, Inc. ................. 95,317 4,115,788
McCormick & Co., Inc. , NVS ................. 177,989 8,974,205
Mondelez International, Inc. , Class A ............ 894,088 51,714,050
Pilgrim's Pride Corp. ....................... 27,601 775,864
Post Holdings, Inc.
(a)
....................... 28,287 2,496,611
Seaboard Corp. .......................... 202 901,795
Smithfield Foods, Inc. ...................... 31,694 768,896
Tyson Foods, Inc. , Class A .................. 190,747 10,920,266
196,958,410
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 114,948 19,802,092
MDU Resources Group, Inc. ................. 145,224 3,080,201
National Fuel Gas Co. ..................... 66,223 5,113,078

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Gas Utilities (continued)
UGI Corp. .............................. 154,106 $ 5,322,821
33,318,192
a
Ground Transportation  —  0 .9%
Avis Budget Group, Inc.
(a) (b)
.................. 12,503 1,848,319
CSX Corp. ............................. 1,293,340 61,472,450
Fedex Freight Holding Co., Inc.
(a)
.............. 75,419 11,388,269
JB Hunt Transport Services, Inc. .............. 52,362 15,155,134
Knight-Swift Transportation Holdings, Inc. , Class A .. 108,540 8,452,010
Landstar System, Inc. ...................... 23,494 4,858,794
Lyft, Inc. , Class A
(a) (b)
....................... 262,116 3,829,515
Norfolk Southern Corp. ..................... 156,669 49,286,501
Old Dominion Freight Line, Inc. ............... 129,279 28,001,831
Ryder System, Inc. ........................ 26,130 6,892,310
Saia, Inc.
(a)
............................. 18,390 7,745,132
Schneider National, Inc. , Class B .............. 32,893 1,201,581
Uber Technologies, Inc.
(a)
................... 1,367,706 98,693,665
U-Haul Holding Co.
(a) (b)
..................... 6,212 406,513
U-Haul Holding Co. , NVS ................... 70,301 4,056,368
Union Pacific Corp. ....................... 414,271 112,681,712
XPO, Inc.
(a)
............................. 79,529 16,326,508
432,296,612
a
Health Care Equipment & Supplies  —  1 .3%
Abbott Laboratories ....................... 1,206,869 109,511,293
Align Technology, Inc.
(a)
..................... 46,504 7,843,365
Baxter International, Inc. .................... 357,720 7,626,590
Becton Dickinson & Co. .................... 197,962 29,957,589
Boston Scientific Corp.
(a)
.................... 1,032,703 44,075,764
Cooper Companies, Inc. (The)
(a)
............... 135,360 9,706,666
Dexcom, Inc.
(a)
.......................... 267,168 17,993,765
Edwards Lifesciences Corp.
(a)
................ 396,978 35,910,630
Envista Holdings Corp.
(a)
.................... 116,209 3,062,107
GE HealthCare Technologies, Inc. ............. 316,312 20,247,131
Globus Medical, Inc. , Class A
(a)
............... 78,518 6,203,707
IDEXX Laboratories, Inc.
(a)
................... 55,058 28,984,734
Insulet Corp.
(a)
........................... 49,188 7,488,873
Intuitive Surgical, Inc.
(a)
..................... 245,507 97,633,224
Medline, Inc. , Class A
(a) (b)
.................... 312,417 12,321,727
Medtronic PLC .......................... 893,336 69,885,675
Penumbra, Inc.
(a)
......................... 26,348 8,319,381
ResMed, Inc. ........................... 101,185 19,718,933
Solventum Corp.
(a)
........................ 103,367 7,974,764
STERIS PLC ............................ 68,563 14,437,311
Stryker Corp. ........................... 240,848 75,828,584
Teleflex, Inc. ............................ 31,248 3,960,996
Zimmer Biomet Holdings, Inc. ................ 134,834 11,607,859
650,300,668
a
Health Care Providers & Services  —  1 .7%
Cardinal Health, Inc. ....................... 163,057 38,735,821
Cencora, Inc. ........................... 130,151 36,830,130
Centene Corp.
(a)
......................... 345,577 22,182,588
Chemed Corp. ........................... 9,064 4,221,467
Cigna Group (The) ........................ 181,852 50,132,959
CVS Health Corp. ........................ 893,873 92,471,162
DaVita, Inc.
(a)
............................ 22,459 4,996,678
Elevance Health, Inc. ...................... 151,202 58,474,349
Encompass Health Corp. ................... 68,772 6,951,474
Ensign Group, Inc. (The) .................... 39,337 6,305,721
Guardant Health, Inc.
(a)
..................... 88,634 13,297,759
HCA Healthcare, Inc. ...................... 104,013 40,553,629
Henry Schein, Inc.
(a)
....................... 68,652 5,733,815
Humana, Inc. ........................... 83,654 33,229,042
Labcorp Holdings, Inc. ..................... 57,135 15,997,800
Security Shares Value
a
Health Care Providers & Services (continued)
McKesson Corp. ......................... 85,427 $ 64,548,641
Molina Healthcare, Inc.
(a)
.................... 35,711 8,167,106
Quest Diagnostics, Inc. ..................... 76,891 16,297,047
Tenet Healthcare Corp.
(a)
.................... 59,482 11,127,893
UnitedHealth Group, Inc. .................... 629,488 261,634,097
Universal Health Services, Inc. , Class B ......... 36,824 5,475,361
797,364,539
a
Health Care REITs  —  0 .4%
Alexandria Real Estate Equities, Inc. ............ 120,045 6,344,378
American Healthcare REIT, Inc. ............... 132,926 6,932,091
Healthcare Realty Trust, Inc. , Class A ........... 229,522 4,629,459
Healthpeak Properties, Inc. .................. 485,398 10,387,517
Janus Living, Inc. , Class A ................... 32,247 926,779
Medical Properties Trust, Inc. ................. 348,892 1,611,881
Omega Healthcare Investors, Inc. .............. 207,757 9,905,854
Ventas, Inc. ............................ 337,333 29,955,170
Welltower, Inc. ........................... 492,435 111,767,972
182,461,101
a
Health Care Technology  —  0 .0%
Doximity, Inc. , Class A
(a)
.................... 91,382 1,895,263
Veeva Systems, Inc. , Class A
(a) (b)
.............. 104,916 18,619,442
20,514,705
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 479,144 11,360,504
a
Hotels, Restaurants & Leisure  —  1 .7%
Airbnb, Inc. , Class A
(a)
...................... 287,995 41,212,084
Aramark ............................... 183,751 10,455,432
Booking Holdings, Inc. ..................... 539,177 96,102,908
Boyd Gaming Corp. ....................... 35,539 3,139,160
Caesars Entertainment, Inc.
(a)
................ 143,748 4,338,315
Carnival Corp. Ltd. ........................ 888,342 25,379,931
Cava Group, Inc.
(a)
........................ 69,754 5,474,294
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 889,257 30,234,738
Choice Hotels International, Inc.
(b)
.............. 18,224 2,009,560
Churchill Downs, Inc. ...................... 45,500 4,078,620
Darden Restaurants, Inc. ................... 79,710 16,421,057
Domino's Pizza, Inc. ....................... 20,752 6,143,422
DoorDash, Inc. , Class A
(a) (b)
.................. 260,988 48,160,116
DraftKings, Inc. , Class A
(a)
................... 336,174 8,491,755
Dutch Bros, Inc. , Class A
(a)
.................. 81,697 5,866,662
Expedia Group, Inc. ....................... 79,457 20,331,457
Flutter Entertainment PLC , Class DI
(a) (b)
.......... 98,621 10,076,108
Hilton Worldwide Holdings, Inc. ............... 155,417 51,359,102
Hyatt Hotels Corp. , Class A
(b)
................. 27,569 5,343,975
Las Vegas Sands Corp. .................... 192,114 8,873,746
Marriott International, Inc. , Class A ............. 151,922 56,300,774
McDonald's Corp. ........................ 494,616 133,699,651
MGM Resorts International
(a)
................. 129,530 6,192,829
Norwegian Cruise Line Holdings Ltd.
(a)
........... 311,523 6,576,250
Planet Fitness, Inc. , Class A
(a)
................ 53,929 2,813,476
Restaurant Brands International, Inc. ............ 239,756 17,384,708
Royal Caribbean Cruises Ltd. ................ 175,118 55,605,219
Starbucks Corp. .......................... 794,596 81,199,765
Texas Roadhouse, Inc. , Class A ............... 46,606 9,005,677
Travel + Leisure Co. ....................... 40,489 3,094,574
Vail Resorts, Inc. ......................... 25,047 3,410,149
Viking Holdings Ltd.
(a)
...................... 122,059 12,775,916
Wingstop, Inc.
(b)
.......................... 19,446 3,372,131
Wyndham Hotels & Resorts, Inc. .............. 50,286 4,234,584
Wynn Resorts Ltd. ........................ 53,524 5,196,645

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc. ........................ 192,491 $ 30,771,611
835,126,401
a
Household Durables  —  0 .3%
DR Horton, Inc. .......................... 175,042 28,510,841
Garmin Ltd. ............................. 114,947 27,304,510
Lennar Corp. , Class A ...................... 144,028 13,033,094
Lennar Corp. , Class B ..................... 6,138 544,502
Mohawk Industries, Inc.
(a)
................... 34,569 4,194,257
NVR, Inc.
(a)
............................. 1,828 12,454,895
PulteGroup, Inc. ......................... 131,710 18,071,929
SharkNinja, Inc.
(a) (b)
....................... 57,993 8,830,594
Somnigroup International, Inc. ................ 141,388 11,084,819
Toll Brothers, Inc. ......................... 65,634 10,813,202
TopBuild Corp.
(a)
......................... 20,076 7,117,544
Whirlpool Corp. .......................... 37,399 1,474,269
143,434,456
a
Household Products  —  0 .7%
Church & Dwight Co., Inc. ................... 164,933 15,978,709
Clorox Co. (The) ......................... 83,865 8,004,075
Colgate-Palmolive Co. ..................... 554,029 50,793,379
Kimberly-Clark Corp. ...................... 230,013 25,248,527
Procter & Gamble Co. (The) ................. 1,625,762 238,401,740
Reynolds Consumer Products, Inc. ............. 37,685 1,011,842
339,438,272
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 492,949 7,226,632
Brookfield Renewable Corp.
(b)
................ 93,292 3,462,999
Clearway Energy, Inc. , Class C ............... 82,346 2,814,586
Talen Energy Corp.
(a)
...................... 31,764 12,205,635
Vistra Corp. ............................ 234,274 37,162,885
62,872,737
a
Industrial Conglomerates  —  0 .2%
3M Co. ................................ 363,658 58,879,867
Honeywell International, Inc. ................. 221,181 49,522,426
108,402,293
a
Industrial REITs  —  0 .2%
Americold Realty Trust, Inc. .................. 200,221 3,147,474
EastGroup Properties, Inc. .................. 36,549 7,402,269
First Industrial Realty Trust, Inc. ............... 88,583 5,431,024
Lineage, Inc. ............................ 49,524 2,141,913
Prologis, Inc. ............................ 649,106 87,934,390
Rexford Industrial Realty, Inc. ................ 156,896 5,256,016
STAG Industrial, Inc. ...................... 130,270 4,958,076
116,271,162
a
Insurance  —  1 .7%
Aflac, Inc. .............................. 317,108 37,180,913
Allstate Corp. (The) ....................... 178,639 42,505,364
American Financial Group, Inc. ............... 46,210 6,466,627
American International Group, Inc. ............. 371,077 27,656,369
Aon PLC , Class A ........................ 144,949 48,078,134
Arch Capital Group Ltd.
(a)
................... 242,092 23,497,449
Arthur J Gallagher & Co. .................... 178,461 40,969,292
Assurant, Inc. ........................... 35,015 9,402,578
Assured Guaranty Ltd. ..................... 29,103 2,332,896
Axis Capital Holdings Ltd. ................... 51,511 5,534,342
Brighthouse Financial, Inc.
(a)
................. 41,159 2,605,365
Brown & Brown, Inc. ....................... 202,729 13,005,065
Chubb Ltd. ............................. 245,058 83,501,063
Cincinnati Financial Corp. ................... 106,012 19,627,062
CNA Financial Corp. ....................... 17,347 843,238
Security Shares Value
a
Insurance (continued)
Everest Group Ltd. ........................ 27,540 $ 9,838,114
Fidelity National Financial, Inc. ................ 178,891 8,436,499
First American Financial Corp. ................ 67,915 4,658,290
Globe Life, Inc. .......................... 54,359 9,712,866
Hanover Insurance Group, Inc. (The) ........... 24,016 5,142,306
Hartford Insurance Group, Inc. (The) ............ 190,613 25,260,035
Kinsale Capital Group, Inc. .................. 15,319 5,052,359
Lincoln National Corp. ..................... 124,762 4,410,337
Loews Corp. ............................ 116,441 13,182,286
Markel Group, Inc.
(a)
....................... 8,687 16,965,798
Marsh & McLennan Companies, Inc. ............ 335,898 55,984,120
MetLife, Inc. ............................ 376,357 31,843,566
Old Republic International Corp. ............... 159,843 6,540,776
Primerica, Inc. ........................... 21,799 6,195,276
Principal Financial Group, Inc. ................ 149,047 16,064,286
Progressive Corp. (The) .................... 406,849 88,876,164
Prudential Financial, Inc. .................... 242,297 26,151,115
Reinsurance Group of America, Inc. ............ 46,048 9,792,107
RenaissanceRe Holdings Ltd. ................ 29,355 9,302,599
RLI Corp. .............................. 59,176 3,495,526
Ryan Specialty Holdings, Inc. , Class A ........... 72,118 2,723,176
Travelers Companies, Inc. (The) ............... 147,649 48,741,888
Unum Group ............................ 110,298 9,860,641
W R Berkley Corp. ........................ 158,146 11,154,037
White Mountains Insurance Group Ltd. .......... 1,671 3,464,635
Willis Towers Watson PLC ................... 65,704 17,173,054
813,227,613
a
Interactive Media & Services  —  7 .3%
Alphabet, Inc. , Class A ..................... 4,061,464 1,451,445,389
Alphabet, Inc. , Class C , NVS ................. 3,314,169 1,170,995,333
Match Group, Inc. ........................ 165,616 6,301,689
Meta Platforms, Inc. , Class A ................. 1,532,158 863,049,280
People, Inc.
(a)
........................... 44,173 2,039,026
Pinterest, Inc. , Class A
(a)
.................... 341,021 7,171,671
Reddit, Inc. , Class A
(a)
...................... 90,995 15,794,912
3,516,797,300
a
IT Services  —  1 .1%
Accenture PLC , Class A .................... 427,450 53,191,878
Akamai Technologies, Inc.
(a)
.................. 100,378 11,865,683
Amdocs Ltd. ............................ 73,585 3,718,986
Applied Digital Corp.
(a)
..................... 177,384 6,616,423
Cloudflare, Inc. , Class A
(a)
................... 221,145 54,242,446
Cognizant Technology Solutions Corp. , Class A ..... 330,410 12,796,779
CoreWeave, Inc. , Class A
(a) (b)
................. 242,226 24,111,176
DigitalOcean Holdings, Inc.
(a)
................. 56,457 8,865,443
EPAM Systems, Inc.
(a) (b)
.................... 35,453 2,813,196
Gartner, Inc.
(a) (b)
.......................... 45,434 5,889,155
GoDaddy, Inc. , Class A
(a)
.................... 91,747 7,787,485
International Business Machines Corp. .......... 655,797 184,416,674
Kyndryl Holdings, Inc.
(a) (b)
................... 160,350 1,813,559
MongoDB, Inc. , Class A
(a)
................... 54,279 18,232,316
Okta, Inc. , Class A
(a)
....................... 117,967 16,096,597
Snowflake, Inc. , Class A
(a)
................... 234,076 59,572,342
Twilio, Inc. , Class A
(a)
...................... 102,971 21,246,007
VeriSign, Inc. ........................... 56,809 14,290,872
507,567,017
a
Leisure Products  —  0 .0%
Brunswick Corp. ......................... 44,846 3,777,827
Hasbro, Inc. ............................ 98,015 8,095,059
Mattel, Inc.
(a) (b)
........................... 200,908 2,788,603

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Leisure Products (continued)
YETI Holdings, Inc.
(a)
...................... 54,575 $ 2,704,737
17,366,226
a
Life Sciences Tools & Services  —  0 .8%
Agilent Technologies, Inc. ................... 196,707 26,128,591
Avantor, Inc.
(a)
........................... 461,708 4,570,909
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 12,619 3,705,065
Bio-Techne Corp. ......................... 111,252 7,859,954
Bruker Corp. ............................ 71,632 4,310,814
Charles River Laboratories International, Inc.
(a)
..... 34,157 7,746,466
Danaher Corp. .......................... 440,117 83,833,486
Illumina, Inc.
(a)
........................... 105,803 18,603,342
IQVIA Holdings, Inc.
(a)
...................... 115,893 22,392,846
Medpace Holdings, Inc.
(a)
................... 15,504 8,210,763
Mettler-Toledo International, Inc.
(a)
............. 14,073 17,978,398
QIAGEN N.V. ........................... 143,545 5,612,610
Repligen Corp.
(a) (b)
........................ 36,810 5,022,356
Revvity, Inc.
(b)
........................... 77,743 8,649,686
Sotera Health Co.
(a)
....................... 194,563 3,453,493
Tempus AI, Inc. , Class A
(a) (b)
.................. 74,895 4,338,667
Thermo Fisher Scientific, Inc. ................. 259,415 130,060,304
Waters Corp.
(a) (b)
......................... 68,454 25,672,988
West Pharmaceutical Services, Inc. ............ 48,686 17,478,274
405,629,012
a
Machinery  —  2 .1%
AGCO Corp. ............................ 41,649 4,985,385
Allison Transmission Holdings, Inc. ............. 58,524 6,597,996
Caterpillar, Inc. .......................... 316,620 337,168,638
Chart Industries, Inc.
(a)
..................... 33,218 6,940,569
CNH Industrial N.V. ....................... 611,979 6,872,524
Crane Co. .............................. 33,959 7,575,234
Cummins, Inc. ........................... 96,172 68,590,832
Deere & Co. ............................ 172,139 109,192,932
Donaldson Co., Inc. ....................... 81,417 7,308,804
Dover Corp. ............................ 92,824 20,818,567
Esab Corp. ............................. 39,785 3,923,995
Flowserve Corp. ......................... 88,866 6,590,303
Fortive Corp. ............................ 211,928 12,946,681
Gates Industrial Corp. PLC
(a)
................. 177,723 4,970,912
Graco, Inc. ............................. 115,996 8,770,458
IDEX Corp. ............................. 51,554 11,700,180
Illinois Tool Works, Inc. ..................... 200,327 54,182,444
Ingersoll Rand, Inc. ....................... 272,582 22,348,998
ITT, Inc. ............................... 62,098 12,280,500
Lincoln Electric Holdings, Inc. ................ 37,000 9,823,870
Middleby Corp. (The)
(a)
..................... 30,169 5,189,370
Mueller Industries, Inc. ..................... 75,853 9,324,609
Nordson Corp. ........................... 36,724 11,079,264
Oshkosh Corp. .......................... 43,386 6,658,883
Otis Worldwide Corp. ...................... 267,568 19,157,869
PACCAR, Inc. ........................... 359,785 43,217,374
Parker-Hannifin Corp. ...................... 87,923 85,999,245
Pentair PLC ............................ 111,021 8,510,870
RBC Bearings, Inc.
(a)
...................... 21,692 13,970,949
Snap-on, Inc. ........................... 35,299 14,204,318
SPX Technologies, Inc.
(a)
.................... 33,877 8,305,624
Stanley Black & Decker, Inc. ................. 108,866 10,246,468
Timken Co. (The) ......................... 43,406 6,307,760
Toro Co. (The) ........................... 66,527 6,481,060
Watts Water Technologies, Inc. , Class A .......... 18,971 7,426,198
Westinghouse Air Brake Technologies Corp. ....... 117,497 31,677,191
Xylem, Inc. ............................. 165,225 19,531,247
1,030,878,121
a
Security Shares Value
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 37,097 $ 5,044,079
a
Media  —  0 .2%
Charter Communications, Inc. , Class A
(a) (b)
........ 54,496 7,749,876
EchoStar Corp. , Class A
(a) (b)
.................. 95,675 9,711,013
Fox Corp. , Class A , NVS .................... 138,264 7,211,850
Fox Corp. , Class B ........................ 95,859 4,490,036
Liberty Broadband Corp. , Series A
(a) (b)
........... 11,691 389,077
Liberty Broadband Corp. , Series C , NVS
(a)
........ 77,512 2,578,049
New York Times Co. (The) , Class A ............. 107,228 7,503,815
News Corp. , Class A , NVS .................. 258,049 6,407,357
News Corp. , Class B
(b)
..................... 89,467 2,510,444
Nexstar Media Group, Inc. , Class A ............. 19,746 3,526,438
NIQ Global Intelligence PLC
(a) (b)
............... 33,417 312,449
Omnicom Group, Inc. ...................... 197,169 14,359,818
Sirius XM Holdings, Inc. .................... 123,345 3,643,611
Trade Desk, Inc. (The) , Class A
(a)
.............. 291,326 5,267,174
Versant Media Group, Inc. ................... 101,245 3,645,832
79,306,839
a
Metals & Mining  —  0 .6%
Alcoa Corp. ............................. 182,226 9,501,264
Almonty Industries, Inc.
(a)
................... 151,125 2,502,630
Anglogold Ashanti PLC ..................... 351,818 28,458,558
Aura Minerals, Inc. ........................ 28,270 1,779,597
Cleveland-Cliffs, Inc.
(a)
..................... 393,264 3,692,749
Coeur Mining, Inc. ........................ 715,435 11,675,899
Freeport-McMoRan, Inc. .................... 996,458 62,667,244
Hecla Mining Co. ......................... 440,340 6,794,446
MP Materials Corp.
(a) (b)
..................... 100,029 5,602,624
Newmont Corp. .......................... 743,332 69,427,209
Nucor Corp. ............................ 153,507 34,193,684
Reliance, Inc. ........................... 35,469 13,251,218
Royal Gold, Inc. .......................... 59,104 11,797,749
Southern Copper Corp. ..................... 64,121 11,173,726
Steel Dynamics, Inc. ....................... 93,840 21,532,526
294,051,123
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 777,445 8,474,151
Annaly Capital Management, Inc. .............. 497,292 11,119,449
Rithm Capital Corp. ....................... 360,116 3,381,489
Starwood Property Trust, Inc. ................. 239,735 3,926,859
26,901,948
a
Multi-Utilities  —  0 .5%
Ameren Corp. ........................... 191,206 21,613,926
CenterPoint Energy, Inc. .................... 460,212 20,267,736
CMS Energy Corp. ........................ 213,267 16,314,925
Consolidated Edison, Inc. ................... 256,931 28,424,277
Dominion Energy, Inc. ...................... 612,830 41,850,161
DTE Energy Co. ......................... 145,513 22,171,816
NiSource, Inc. ........................... 335,535 15,954,689
Public Service Enterprise Group, Inc. ........... 347,637 28,214,219
Sempra ............................... 455,349 42,215,406
WEC Energy Group, Inc. .................... 228,576 26,690,820
263,717,975
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 109,599 7,267,510
Cousins Properties, Inc. .................... 116,241 3,484,905
Kilroy Realty Corp. ........................ 80,566 3,018,808
Vornado Realty Trust ...................... 124,801 4,904,679
18,675,902
a

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Oil, Gas & Consumable Fuels  —  2 .8%
Antero Midstream Corp. .................... 237,262 $ 5,397,710
Antero Resources Corp.
(a)
................... 202,159 7,103,867
APA Corp. ............................. 246,143 8,016,878
Cheniere Energy, Inc. ...................... 145,760 34,838,098
Chevron Corp. ........................... 1,293,622 214,430,783
Chord Energy Corp. ....................... 38,979 4,455,300
ConocoPhillips .......................... 849,348 88,298,218
Devon Energy Corp. ....................... 785,015 32,436,820
Diamondback Energy, Inc. ................... 133,402 23,449,404
DT Midstream, Inc. ........................ 70,786 10,387,138
EOG Resources, Inc. ...................... 372,931 48,380,339
EQT Corp. ............................. 423,708 22,528,554
Expand Energy Corp. ...................... 159,604 14,554,289
Exxon Mobil Corp. ........................ 2,900,811 396,598,880
HF Sinclair Corp. ......................... 107,757 7,505,275
Kinder Morgan, Inc. ....................... 1,354,317 43,297,514
Marathon Petroleum Corp. .................. 204,887 52,383,459
Matador Resources Co. .................... 82,375 4,100,627
Occidental Petroleum Corp. .................. 505,418 24,548,152
ONEOK, Inc. ............................ 440,891 38,331,064
Ovintiv, Inc. ............................. 196,899 10,366,732
Permian Resources Corp. , Class A ............. 550,069 10,126,770
Phillips 66 .............................. 279,224 47,202,817
Range Resources Corp. .................... 164,350 6,112,176
Targa Resources Corp. ..................... 147,827 39,638,332
Texas Pacific Land Corp. .................... 40,499 17,723,982
Valero Energy Corp. ....................... 206,049 53,663,402
Viper Energy, Inc. , Class A .................. 130,952 5,552,365
Williams Companies, Inc. (The) ............... 849,149 63,125,737
1,334,554,682
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 80,036 4,177,879
American Airlines Group, Inc.
(a)
................ 463,474 8,374,975
Delta Air Lines, Inc. ....................... 456,076 42,716,078
Southwest Airlines Co. ..................... 323,403 16,629,383
United Airlines Holdings, Inc.
(a)
................ 225,092 30,610,261
102,508,576
a
Personal Care Products  —  0 .1%
elf Beauty, Inc.
(a) (b)
........................ 37,041 2,741,034
Estee Lauder Companies, Inc. (The) , Class A ...... 171,954 13,575,768
Kenvue, Inc. ............................ 1,320,300 25,230,933
41,547,735
a
Pharmaceuticals  —  3 .3%
Axsome Therapeutics, Inc.
(a)
................. 30,024 7,348,974
Bristol-Myers Squibb Co. .................... 1,422,287 81,952,177
Corcept Therapeutics, Inc.
(a)
................. 65,720 5,714,354
Elanco Animal Health, Inc.
(a) (b)
................ 342,249 8,422,748
Eli Lilly & Co. ........................... 556,481 667,460,006
Jazz Pharmaceuticals PLC
(a)
................. 41,390 9,973,748
Johnson & Johnson ....................... 1,679,560 426,557,853
Merck & Co., Inc. ......................... 1,724,987 221,660,830
Organon & Co. .......................... 185,286 2,508,772
Pfizer, Inc. ............................. 3,965,642 95,492,659
Royalty Pharma PLC , Class A ................ 288,125 16,155,169
Viatris, Inc. ............................. 821,328 13,042,689
Zoetis, Inc. , Class A ....................... 293,125 21,063,963
1,577,353,942
a
Professional Services  —  0 .4%
Amentum Holdings, Inc.
(a)
................... 108,350 2,239,595
Automatic Data Processing, Inc. ............... 279,208 62,528,632
Booz Allen Hamilton Holding Corp. , Class A ....... 84,770 5,142,996
Security Shares Value
a
Professional Services (continued)
Broadridge Financial Solutions, Inc. ............ 80,057 $ 10,963,806
CACI International, Inc. , Class A
(a)
............. 15,373 7,121,696
Equifax, Inc. ............................ 82,540 13,100,749
ExlService Holdings, Inc.
(a)
.................. 101,262 2,618,635
FTI Consulting, Inc.
(a)
...................... 20,104 2,995,697
Genpact Ltd. ............................ 112,541 3,094,877
Jacobs Solutions, Inc. ...................... 81,139 10,223,514
KBR, Inc. .............................. 91,545 3,161,049
Leidos Holdings, Inc. ...................... 86,796 8,937,384
Parsons Corp.
(a)
.......................... 25,769 1,350,038
Paychex, Inc. ........................... 224,183 22,043,914
Paycom Software, Inc. ..................... 28,520 3,584,394
Paylocity Holding Corp.
(a)
................... 30,793 3,218,792
Planet Labs PBC
(a)
........................ 194,292 6,436,894
Robert Half, Inc. ......................... 72,356 2,221,329
Science Applications International Corp. ......... 29,366 3,242,300
SS&C Technologies Holdings, Inc. ............. 143,888 8,928,250
TransUnion ............................. 135,797 9,796,396
UL Solutions, Inc. , Class A ................... 53,443 5,443,704
Verisk Analytics, Inc. , Class A ................. 91,174 16,368,468
214,763,109
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 203,340 27,387,865
CoStar Group, Inc.
(a)
....................... 281,426 7,969,984
Howard Hughes Holdings, Inc.
(a)
............... 23,076 1,649,703
Jones Lang LaSalle, Inc.
(a)
................... 32,023 9,925,529
Zillow Group, Inc. , Class A
(a)
................. 32,958 1,033,892
Zillow Group, Inc. , Class C , NVS
(a)
............. 113,826 3,587,796
51,554,769
a
Residential REITs  —  0 .2%
American Homes 4 Rent , Class A .............. 237,626 7,965,224
AvalonBay Communities, Inc. ................ 96,698 18,245,946
Camden Property Trust ..................... 68,607 7,854,815
Equity LifeStyle Properties, Inc. ............... 133,061 8,575,781
Equity Residential ........................ 259,694 17,641,013
Essex Property Trust, Inc. ................... 44,773 13,055,359
Invitation Homes, Inc. ...................... 412,622 12,465,311
Mid-America Apartment Communities, Inc. ........ 80,360 11,165,218
Sun Communities, Inc. ..................... 86,012 10,313,699
UDR, Inc. .............................. 224,875 8,977,010
116,259,376
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 79,626 6,030,873
Brixmor Property Group, Inc. ................. 216,594 6,829,209
Federal Realty Investment Trust ............... 59,817 7,383,811
Kimco Realty Corp. ....................... 463,225 11,742,754
NNN REIT, Inc. .......................... 130,102 6,053,646
Realty Income Corp. ....................... 650,569 40,309,255
Regency Centers Corp. .................... 126,374 10,077,063
Simon Property Group, Inc. .................. 222,599 49,784,266
138,210,877
a
Semiconductors & Semiconductor Equipment  —  17 .8%
Advanced Micro Devices, Inc.
(a)
............... 1,133,782 658,625,302
Allegro MicroSystems, Inc.
(a)
................. 86,468 6,019,902
Amkor Technology, Inc. ..................... 87,353 7,532,449
Analog Devices, Inc. ....................... 340,610 135,280,074
Applied Materials, Inc. ..................... 552,581 399,516,063
Astera Labs, Inc.
(a)
........................ 106,626 51,502,491
Broadcom, Inc. .......................... 3,242,650 1,224,911,038
Cirrus Logic, Inc.
(a)
........................ 35,833 5,322,275
Credo Technology Group Holding Ltd.
(a)
.......... 114,715 31,196,744

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Enphase Energy, Inc.
(a)
..................... 92,390 $ 4,549,284
Entegris, Inc. ............................ 105,209 18,922,891
First Solar, Inc.
(a)
......................... 71,002 16,753,632
FormFactor, Inc.
(a)
........................ 54,026 8,640,378
GLOBALFOUNDRIES, Inc.
(b)
................. 86,232 7,106,379
Intel Corp.
(a)
............................ 3,056,638 426,798,364
KLA Corp. .............................. 912,014 275,163,744
Lam Research Corp. ...................... 871,117 377,481,130
Lattice Semiconductor Corp.
(a)
................ 95,882 14,666,111
MACOM Technology Solutions Holdings, Inc.
(a)
..... 46,563 17,711,168
Marvell Technology, Inc. .................... 607,504 180,969,367
Microchip Technology, Inc. ................... 372,227 33,947,102
Micron Technology, Inc. ..................... 785,718 906,946,430
MKS, Inc. .............................. 46,707 20,775,274
Monolithic Power Systems, Inc. ............... 32,926 45,515,585
NVIDIA Corp. ........................... 16,259,959 3,253,455,196
ON Semiconductor Corp.
(a)
.................. 273,666 25,872,384
Onto Innovation, Inc.
(a)
..................... 34,256 12,964,183
Qnity Electronics, Inc. ...................... 146,620 23,944,512
Qorvo, Inc.
(a)
............................ 59,438 5,543,782
QUALCOMM, Inc. ........................ 734,789 135,781,659
Rambus, Inc.
(a)
.......................... 74,858 9,936,651
Semtech Corp.
(a)
......................... 64,549 10,447,256
SiTime Corp.
(a)
........................... 15,465 11,530,085
Skyworks Solutions, Inc. .................... 103,755 7,034,589
Teradyne, Inc. ........................... 109,077 52,775,816
Texas Instruments, Inc. ..................... 633,331 188,776,971
Universal Display Corp. .................... 30,724 2,660,391
8,616,576,652
a
Software  —  7 .3%
Adobe, Inc.
(a)
............................ 281,393 57,691,193
Appfolio, Inc. , Class A
(a)
.................... 15,346 2,460,731
AppLovin Corp. , Class A
(a)
................... 167,135 86,112,966
Atlassian Corp. , Class A
(a)
................... 116,465 9,059,812
Aurora Innovation, Inc. , Class A
(a) (b)
............. 819,185 5,586,842
Autodesk, Inc.
(a)
.......................... 147,045 28,588,489
Bentley Systems, Inc. , Class B ................ 110,063 3,289,783
BILL Holdings, Inc.
(a)
....................... 56,483 2,042,425
BitMine Immersion Technologies, Inc.
(b)
.......... 392,516 5,224,388
Cadence Design Systems, Inc.
(a)
.............. 191,967 72,049,055
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 421,125 2,173,005
Circle Internet Group, Inc. , Class A
(a) (b)
........... 124,539 7,799,878
Crowdstrike Holdings, Inc. , Class A
(a)
............ 174,906 133,477,765
Datadog, Inc. , Class A
(a)
.................... 228,756 59,558,912
Docusign, Inc. , Class A
(a)
.................... 134,846 5,989,859
Dolby Laboratories, Inc. , Class A .............. 43,466 2,285,442
Dropbox, Inc. , Class A
(a) (b)
................... 105,872 2,908,304
Dynatrace, Inc.
(a)
......................... 207,622 9,116,682
Elastic N.V.
(a)
............................ 61,216 3,490,536
Fair Isaac Corp.
(a)
......................... 15,716 18,777,163
Figma, Inc. , Class A
(a) (b)
..................... 148,429 2,685,081
Fortinet, Inc.
(a)
........................... 422,121 64,846,228
Gen Digital, Inc. .......................... 381,479 9,495,012
Gitlab, Inc. , Class A
(a) (b)
..................... 92,557 2,825,765
Guidewire Software, Inc.
(a)
................... 59,183 7,282,468
HubSpot, Inc.
(a)
.......................... 35,570 6,491,881
Intuit, Inc. .............................. 188,477 49,192,497
IREN Ltd.
(a) (b)
............................ 224,939 10,286,461
Klaviyo, Inc. , Class A
(a) (b)
.................... 96,803 1,461,725
Manhattan Associates, Inc.
(a)
................. 41,808 5,821,764
Microsoft Corp. .......................... 5,178,511 1,931,688,173
Nutanix, Inc. , Class A
(a)
..................... 179,544 9,149,562
Oracle Corp. ............................ 1,195,368 175,181,180
Palantir Technologies, Inc. , Class A
(a)
........... 1,548,782 180,696,396
Security Shares Value
a
Software (continued)
Palo Alto Networks, Inc.
(a)
................... 562,430 $ 191,799,879
Pegasystems, Inc. ........................ 60,032 1,799,159
Procore Technologies, Inc.
(a)
................. 88,091 3,578,257
PTC, Inc.
(a)
............................. 84,283 9,575,392
RingCentral, Inc. , Class A ................... 52,800 2,058,144
Roper Technologies, Inc. .................... 71,218 24,099,459
Rubrik, Inc. , Class A
(a)
...................... 107,932 8,664,781
SailPoint, Inc.
(a) (b)
......................... 42,035 615,392
Salesforce, Inc. .......................... 553,603 86,727,446
Samsara, Inc. , Class A
(a)
.................... 239,352 7,762,185
SentinelOne, Inc. , Class A
(a)
.................. 209,222 3,550,497
ServiceNow, Inc.
(a) (b)
....................... 714,747 70,960,082
Strategy, Inc. , Class A
(a) (b)
................... 227,947 19,815,433
Synopsys, Inc.
(a)
......................... 129,733 57,869,999
Terawulf, Inc.
(a) (b)
......................... 251,730 6,217,731
Trimble, Inc.
(a) (b)
.......................... 161,041 8,242,078
Tyler Technologies, Inc.
(a) (b)
.................. 29,295 8,567,616
UiPath, Inc. , Class A
(a) (b)
.................... 279,874 3,042,230
Unity Software, Inc.
(a)
...................... 251,053 7,175,095
Workday, Inc. , Class A
(a)
.................... 143,116 17,520,261
Zoom Communications, Inc. , Class A
(a)
.......... 187,402 16,174,667
Zscaler, Inc.
(a)
........................... 72,807 10,276,708
3,540,879,914
a
Specialized REITs  —  0 .7%
American Tower Corp. ..................... 324,608 53,096,131
Crown Castle, Inc. ........................ 306,328 23,198,219
CubeSmart ............................. 156,299 6,216,011
Digital Realty Trust, Inc. .................... 244,162 43,846,612
EPR Properties .......................... 51,365 2,979,684
Equinix, Inc. ............................ 68,663 71,573,625
Extra Space Storage, Inc. ................... 145,978 21,210,603
Fermi, Inc.
(a)
............................ 142,951 1,309,431
Gaming and Leisure Properties, Inc. ............ 190,208 8,469,962
Iron Mountain, Inc. ........................ 207,231 26,175,348
Lamar Advertising Co. , Class A ............... 59,420 9,268,332
Millrose Properties, Inc. .................... 107,497 3,230,285
National Storage Affiliates Trust ............... 48,018 2,135,360
Public Storage ........................... 110,062 35,033,835
Rayonier, Inc. ........................... 209,460 4,457,309
SBA Communications Corp. , Class A ............ 73,215 12,919,519
VICI Properties, Inc. , Class A ................. 755,861 20,068,109
Weyerhaeuser Co. ........................ 499,512 11,958,317
357,146,692
a
Specialty Retail  —  1 .6%
AutoNation, Inc.
(a)
......................... 17,154 3,187,042
AutoZone, Inc.
(a)
......................... 11,461 36,628,668
Bath & Body Works, Inc. .................... 139,915 3,236,234
Best Buy Co., Inc. ........................ 135,207 10,259,507
Burlington Stores, Inc.
(a)
.................... 43,632 13,822,618
CarMax, Inc.
(a)
........................... 99,647 5,270,330
Carvana Co. , Class A
(a)
..................... 482,794 31,777,501
Chewy, Inc. , Class A
(a)
..................... 162,709 3,197,232
Dick's Sporting Goods, Inc. .................. 44,355 10,060,158
Five Below, Inc.
(a) (b)
........................ 38,226 6,872,653
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 73,983 4,391,631
GameStop Corp. , Class A
(a) (b)
................. 285,416 6,301,985
Gap, Inc. (The) .......................... 161,269 3,012,505
Home Depot, Inc. (The) .................... 694,728 245,016,671
Lithia Motors, Inc. , Class A .................. 15,625 4,538,906
Lowe's Companies, Inc. .................... 390,483 86,097,597
Murphy USA, Inc. ........................ 11,954 6,441,652
O'Reilly Automotive, Inc.
(a)
................... 578,006 53,228,572
Penske Automotive Group, Inc. ............... 12,477 2,232,759

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Specialty Retail (continued)
Ross Stores, Inc. ......................... 220,032 $ 46,833,811
TJX Companies, Inc. (The) .................. 772,143 116,979,664
Tractor Supply Co. ........................ 364,843 11,532,687
Ulta Beauty, Inc.
(a)
........................ 30,275 13,653,419
Valvoline, Inc.
(a)
.......................... 91,467 3,616,605
Wayfair, Inc. , Class A
(a) (b)
.................... 72,461 6,696,846
Williams-Sonoma, Inc. ..................... 80,940 18,867,114
753,754,367
a
Technology Hardware, Storage & Peripherals  —  7 .2%
Apple, Inc. ............................. 10,077,668 2,916,074,012
Dell Technologies, Inc. , Class C ............... 209,595 90,431,859
Everpure, Inc. , Class A
(a)
.................... 218,830 17,241,616
Hewlett Packard Enterprise Co. ............... 922,314 41,605,584
HP, Inc. ............................... 635,817 13,949,825
IonQ, Inc.
(a) (b)
............................ 255,560 13,611,126
NetApp, Inc. ............................ 137,031 21,206,918
Sandisk Corp.
(a)
.......................... 101,451 230,672,182
Super Micro Computer, Inc.
(a) (b)
................ 387,985 11,379,600
Western Digital Corp. ...................... 235,406 150,358,520
3,506,531,242
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Amer Sports, Inc.
(a)
........................ 127,841 4,326,139
Birkenstock Holding PLC
(a) (b)
................. 27,957 1,202,990
Columbia Sportswear Co. ................... 14,338 886,375
Crocs, Inc.
(a)
............................ 33,290 4,016,106
Deckers Outdoor Corp.
(a)
.................... 98,091 9,739,455
Lululemon Athletica, Inc.
(a)
................... 69,478 7,932,998
NIKE, Inc. , Class B ....................... 822,809 33,776,310
On Holding AG , Class A
(a)
................... 154,091 5,457,903
PVH Corp.
(b)
............................ 33,455 2,484,368
Ralph Lauren Corp. , Class A ................. 25,946 10,414,984
Tapestry, Inc. ............................ 140,870 20,620,551
VF Corp. .............................. 248,165 4,139,392
104,997,571
a
Tobacco  —  0 .6%
Altria Group, Inc. ......................... 1,164,103 83,757,211
Philip Morris International, Inc. ................ 1,087,502 196,739,987
280,497,198
a
Trading Companies & Distributors  —  0 .5%
Applied Industrial Technologies, Inc. ............ 25,593 8,654,273
Core & Main, Inc. , Class A
(a) (b)
................ 129,830 6,264,298
Fastenal Co. ............................ 800,004 38,424,192
Ferguson Enterprises, Inc. ................... 134,054 31,815,036
MSC Industrial Direct Co., Inc. , Class A .......... 30,466 3,623,931
QXO, Inc.
(a) (b)
............................ 454,678 7,856,840
SiteOne Landscape Supply, Inc.
(a)
.............. 31,951 3,655,514
Security Shares Value
a
Trading Companies & Distributors (continued)
Sunbelt Rentals Holdings, Inc.
(b)
............... 285,682 $ 21,371,871
United Rentals, Inc. ....................... 43,480 49,258,057
Watsco, Inc. ............................ 24,332 10,139,874
WESCO International, Inc. ................... 34,172 11,804,034
WW Grainger, Inc. ........................ 30,256 41,160,262
234,028,182
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 136,382 17,945,144
Essential Utilities, Inc. ...................... 199,284 7,634,570
25,579,714
a
Wireless Telecommunication Services  —  0 .1%
Millicom International Cellular SA
(a)
............. 62,944 5,712,798
T-Mobile U.S., Inc. ........................ 339,481 56,941,148
62,653,946
a
Total Common Stocks — 99.9%
(Cost: $ 40,123,134,871 ) .............................. 48,326,855,656
a
Rights
Capital Markets  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a)
................ 157,405 1,574
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 1,574
Total Long-Term Investments — 99.9%
(Cost: $ 40,123,134,871 ) .............................. 48,326,857,230
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 399,763,306 399,883,235
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................ 41,377,688 41,377,688
a
Total Short-Term Securities — 0.9%
(Cost: $ 441,140,517 ) ................................ 441,260,923
Total Investments — 100.8%
(Cost: $ 40,564,275,388 ) .............................. 48,768,118,153
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (376,417,646)
Net Assets — 100.0% ................................. $ 48,391,700,507
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 291,330,812  $ 108,529,467
(a)
$ —  $ (5,397) $ 28,353  $ 399,883,235  399,763,306  $ 216,950
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 63,576,487  —  (22,198,799)
(a)
—  —  41,377,688  41,377,688  479,103  —
BlackRock, Inc. .. 104,171,465  4,757,616  (6,626,780) 1,035,572  (1,076,929) 102,260,944  106,349  616,468  —
$ —  $ 1,030,175  $ (1,048,576)
$ 543,521,867
$ 1,312,521  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 158 09/18/26 $ 59,631 $ 605,338
E-Mini S&P MidCap 400 Index ............................................................. 11 09/18/26 4,274 68,200
$ 673,538

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 1000 ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 48,323,297,847  $ 3,557,809  $ —  $ 48,326,855,656
Rights ................................................ —  1,574  —  1,574
Short-Term Securities
Money Market Funds ...................................... 441,260,923  —  —  441,260,923
$ 48,764,558,770  $ 3,559,383  $ —  $ 48,768,118,153
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 673,538  $ —  $ —  $ 673,538
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)